Long-Term Debt - Schedule of Long-Term Debt (Details) - CAD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Long-term debt, excluding credit facility borrowings	$ 21,980	$ 23,165
Long-term debt	22,744	24,231
Less: Deferred financing costs and debt discounts	(134)	(146)
Less: Current installments of long-term debt	(380)	(926)
Long-term debt less current portion and deferred financing costs and debt discounts	22,230	23,159
Long-term credit facility borrowings
Debt Instrument [Line Items]
Long-term debt	764	1,066
Credit facility
Debt Instrument [Line Items]
Less: Current installments of long-term debt	(306)	(735)
Credit facility | Long-term credit facility borrowings
Debt Instrument [Line Items]
Long-term debt	$ 764	$ 1,066